Lease Right-of-Use Asset and Lease Liabilities (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Leases [Abstract]
Schedule of Right-of Use Asset and Lease Liability

As of March 31, 2020 and March 31, 2019, the right-of use asset and lease liabilities are as follows:

	March 31, 2020	March 31, 2019

Right-of-use asset – operating leases	$1,835,717	$-

Lease liabilities – current portion	443,543	-
Lease liabilities – non-current portion	1,392,174	-
	$1,835,717	$-

Schedule of Components of Lease Expense

The Following table summarizes the components of lease expense:

	Three months ended December 31,		Nine months ended December 31,
	2020	2019	2020	2019
Operating lease cost	444,162	126,053	668,883	325,664
Short-term lease cost	-	6,445	-	70,231
	$444,162	$132,498	668,883	395,895
Lease cost
	2020	2019

Operating lease cost	451,685	94,986
Short-term lease cost	63,785	-
	515,470	94,986

Schedule of Supplemental Information for Right-of Use Asset and Lease Liabilities

The following table summarizes supplemental information related to leases:

	Three months ended December 31,		Nine months ended December 31,
	2020	2019	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$444,162	$132,498	$668,883	$395,895
Right-of-use assets obtained in exchange for new operating leases liabilities	10,378,042	65,527	10,404,962	1,966,535
Weighted average remaining lease term - Operating leases (years)	3.1	4.5	3.1	4.5
Weighted average discount rate - Operating leases	4.35%	4.35%	4.35%	4.35%

Other information

	2020	2019

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$515,470	$-
Right-of-use assets obtained in exchange for new operating leases liabilities	1,982,393	-
Weighted average remaining lease term - Operating leases (years)	4.2	-
Weighted average discount rate - Operating leases	4.35%	-

Summary of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities:

Years ending December 31	Lease cost
2021	$4,092,830
2022	4,107,892
2023	4,145,246
2024	310,197
Total lease payments	12,656,165
Less: Interest	(1,051,639)
Total	$11,604,526